Auditors' remuneration (Tables)	12 Months Ended
Dec. 31, 2017
Auditors Remuneration [Abstract]
Auditors' remuneration

	2017 US$m	2016 US$m	2015 US$m
Group Auditors’ remuneration (a)

Audit of the company	6.2	4.5	4.3
Audit of subsidiaries	8.1	9.0	10.1
Total audit	14.3	13.5	14.4

Audit related assurance service	1.0	0.9	0.9
Other assurance services (b)	2.3	0.6	0.9
Total assurance services	3.3	1.5	1.8
Tax compliance (c)	0.3	0.5	0.5
Tax advisory services (c)	0.2	0.1	0.4
Services related to corporate finance transactions not covered above
– services in connection with bond issues/capital raising	-	-	0.2
Other non-audit services not covered above	0.7	1.8	1.1
Total non-audit services	4.5	3.9	4.0

Total Group Auditors’ remuneration	18.8	17.4	18.4

Audit fees payable to other accounting firms

Audit of the financial statements of the Group’s subsidiaries	2.0	2.1	1.9
Fees in respect of pension scheme audits	0.5	0.3	0.2
Total audit fees payable to other accounting firms	2.5	2.4	2.1

(a)

The remuneration payable to PwC, the Group Auditors, is approved by the Audit committee. The committee sets the policy for the award of non-audit work to the auditors and approves the nature and extent of such work, and the amount of the related fees, to ensure that independence is maintained. The fees disclosed above consolidate all payments made to member firms of PwC by the Companies and their subsidiaries, together with the Group’s share of the payments made by joint operations. Non-audit services arise largely from assurance and/or regulation related work.

(b)	Other assurance services are mainly related to carve-out financial statements and sustainability assurance.
(c)

“Taxation services” includes tax compliance and advisory services. Tax compliance involves the review of returns for corporation, income, sales and excise taxes. Tax advisory services include advice on non-recurring acquisitions and disposals, advice on transfer pricing and advice on employee global mobility.